VANECK GREEN METALS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.9%
Australia: 10.7%
Glencore Plc (GBP) 297,686 $ 1,088,726
IGO Ltd. 31,968 79,497
Iluka Resources Ltd. 17,379 42,250
Liontown Resources Ltd. * † 123,825 48,742
Lynas Rare Earths Ltd. * 43,569 190,243
Pilbara Minerals Ltd. * 183,957 195,334
Sandfire Resources Ltd. * 20,978 136,671
1,781,463
Canada: 11.5%
Capstone Copper Corp. * 50,256 258,744
Hudbay Minerals, Inc.
(USD) † 31,608 239,905
Ivanhoe Mines Ltd. * † 38,057 323,124
Lithium Americas Corp.
(USD) * † 17,881 48,458
Sigma Lithium Corp. (USD) *
† 4,991 51,906
Teck Resources Ltd. (USD) 27,989 1,019,639
1,941,776
Chile: 3.9%
Lundin Mining Corp. (CAD) 41,122 333,147
Sociedad Quimica y Minera
de Chile SA (ADR) † 7,788 309,417
642,564
China: 14.3%
Beijing Easpring Material
Technology Co. Ltd. 13,300 75,978
Chengxin Lithium Group Co.
Ltd. 22,900 40,145
China Northern Rare Earth
Group High-Tech Co. Ltd. 95,368 297,763
China Rare Earth Resources
And Technology Co. Ltd. 28,000 122,091
Ganfeng Lithium Group Co.
Ltd. 31,920 148,968
GEM Co. Ltd. 134,200 120,349
Inner Mongolia Xingye
Silver&Tin Mining Co. Ltd. 46,800 87,485
Jiangxi Copper Co. Ltd. 54,803 174,437
MMG Ltd. (HKD) * 350,400 120,929
Shenghe Resources Holding
Co. Ltd. 46,200 69,417
Tianqi Lithium Corp. 39,000 162,735
Tongling Nonferrous Metals
Group Co. Ltd. 277,700 131,591
Western Mining Co. Ltd. 62,900 147,896
Yunnan Chihong
Zinc&Germanium Co. Ltd. 134,300 101,225
Yunnan Copper Co. Ltd. 52,900 94,515
Yunnan Tin Co. Ltd. 43,385 91,613
Zangge Mining Co. Ltd. 41,400 204,656
Zhejiang Huayou Cobalt Co.
Ltd. 44,530 209,344
2,401,137
Germany: 1.2%
Aurubis AG * 2,175 206,134
Underline
Number
of Shares Value
Indonesia: 3.2%
Amman Mineral
Internasional PT * 1,339,300 $ 432,519
Merdeka Copper Gold Tbk
PT * 1,205,300 103,385
535,904
Japan: 3.1%
Mitsubishi Materials Corp. † 8,600 141,511
Sumitomo Metal Mining Co.
Ltd. † 17,600 385,873
527,384
Liechtenstein: 4.4%
Antofagasta Plc (GBP) 33,815 735,635
Underline
Mexico: 10.3%
Grupo Mexico SAB de CV 200,400 1,002,282
Southern Copper Corp.
(USD) 7,702 719,829
1,722,111
Poland: 2.0%
KGHM Polska Miedz SA 10,026 327,310
Underline
Russia: 0.0%
GMK Norilskiy Nickel PAO *∞ 440,500 0
GMK Norilskiy Nickel PAO
(ADR) *∞ 2 0
0
South Africa: 14.2%
Anglo American Platinum
Ltd. † 7,697 308,603
Anglo American Plc (GBP) 47,136 1,320,123
Impala Platinum Holdings
Ltd. * 56,455 387,454
Northam Platinum Holdings
Ltd. † 24,735 176,524
Sibanye Stillwater Ltd.
(ADR) * 41,076 188,128
2,380,832
Sweden: 4.4%
Boliden AB 22,371 734,541
Underline
United Kingdom: 1.2%
Johnson Matthey Plc 11,514 197,766
Underline
United States: 12.6%
Albemarle Corp. † 6,721 484,046
Freeport-McMoRan, Inc. 37,482 1,419,069
MP Materials Corp. * † 8,050 196,501
2,099,616
Zambia: 2.9%
First Quantum Minerals Ltd.
(CAD) * 36,683 493,185
Underline
Total Common Stocks
(Cost: $21,920,412) 16,727,358

VANECK GREEN METALS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
4.8%
Money Market Fund: 4.8%
(Cost: $799,182)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 799,182 $ 799,182
Total Investments: 104.7%
(Cost: $22,719,594) 17,526,540
Liabilities in excess of other assets: (4.7)% (782,521)
NET ASSETS: 100.0% $ 16,744,019
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $2,110,320.
* Non-income producing
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.